Condensed Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Dividends Declared per Share	$ 2.03	$ 1.95	$ 1.88